UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-22114

Name of Registrant: Vanguard Montgomery Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1: Schedule of Investments

Vanguard Market Neutral Fund
Schedule of Investments
September 30, 2012

			Market Value
		Shares	($000)
	Common Stocks - Long Positions (93.9%)
	Consumer Discretionary (14.4%)
	Thor Industries Inc.	27,800	1,010
†	Cracker Barrel Old Country Store Inc.	15,000	1,007
†	Brinker International Inc.	28,000	988
* †	Cabela's Inc.	18,000	984
	Comcast Corp. Class A	27,400	980
†	Polaris Industries Inc.	12,100	979
†	CBS Corp. Class B	26,900	977
†	Wyndham Worldwide Corp.	18,500	971
†	Macy's Inc.	25,500	959
†	Marriott International Inc. Class A	24,200	946
	Foot Locker Inc.	26,400	937
†	Rent-A-Center Inc.	26,600	933
†	Cinemark Holdings Inc.	41,600	933
†	Dillard's Inc. Class A	12,770	924
*	PulteGroup Inc.	58,950	914
†	Brunswick Corp.	40,100	908
†	Buckle Inc.	19,300	877
* †	O'Reilly Automotive Inc.	10,200	853
	Gannett Co. Inc.	47,800	848
	Dana Holding Corp.	60,600	745
* †	Coinstar Inc.	16,350	735
	Cooper Tire & Rubber Co.	37,900	727
	TJX Cos. Inc.	16,100	721
	Jarden Corp.	13,500	713
†	Domino's Pizza Inc.	17,950	677
* †	Zumiez Inc.	23,900	663
	American Eagle Outfitters Inc.	23,600	498
*	ANN Inc.	11,600	438
*	Delphi Automotive plc	11,700	363
	Churchill Downs Inc.	5,300	332
	Penske Automotive Group Inc.	10,700	322
	Harley-Davidson Inc.	6,500	275
	Advance Auto Parts Inc.	4,000	274
*	Goodyear Tire & Rubber Co.	18,600	227
	Pier 1 Imports Inc.	7,700	144
*	New York Times Co. Class A	13,500	132
	Virgin Media Inc.	3,700	109
*	Vitamin Shoppe Inc.	1,400	82
	PetSmart Inc.	1,100	76
			26,181
	Consumer Staples (4.8%)
	CVS Caremark Corp.	20,600	997

* †	Pilgrim's Pride Corp.	194,400	993
†	Universal Corp.	19,500	993
* †	Dean Foods Co.	60,700	992
†	Reynolds American Inc.	22,400	971
†	Nu Skin Enterprises Inc. Class A	24,900	967
†	Philip Morris International Inc.	10,700	962
†	Herbalife Ltd.	17,100	811
	Ingredion Inc.	7,700	425
*	Harbinger Group Inc.	32,600	275
	Campbell Soup Co.	3,900	136
*	Monster Beverage Corp.	1,900	103
*	Rite Aid Corp.	66,300	78
			8,703
	Energy (7.4%)
†	Marathon Petroleum Corp.	18,440	1,007
†	Tesoro Corp.	23,700	993
†	National Oilwell Varco Inc.	12,200	977
†	Valero Energy Corp.	30,700	973
†	HollyFrontier Corp.	23,550	972
†	Western Refining Inc.	36,900	966
	Ship Finance International Ltd.	61,100	960
* †	Rosetta Resources Inc.	19,900	953
†	Energy XXI Bermuda Ltd.	26,500	926
* †	Helix Energy Solutions Group Inc.	50,613	925
†	Chevron Corp.	7,700	898
†	Helmerich & Payne Inc.	15,300	728
* †	Stone Energy Corp.	23,600	593
*	Plains Exploration & Production Co.	13,200	495
†	Phillips 66	9,300	431
†	ConocoPhillips	6,400	366
	Murphy Oil Corp.	3,600	193
	Marathon Oil Corp.	2,880	85
	Exxon Mobil Corp.	800	73
			13,514
	Financials (15.3%)
†	Discover Financial Services	25,800	1,025
†	US Bancorp	28,900	991
†	Assurant Inc.	26,300	981
†	Fifth Third Bancorp	63,200	980
†	Torchmark Corp.	18,850	968
†	JPMorgan Chase & Co.	23,900	968
†	Invesco Ltd.	38,700	967
†	Allied World Assurance Co. Holdings AG	12,500	966
†	Old National Bancorp	70,900	965
†	Prospect Capital Corp.	83,600	963
†	American Express Co.	16,900	961
†	CVB Financial Corp.	80,400	960
†	KeyCorp	109,700	959
* †	American International Group Inc.	29,100	954
	Lincoln National Corp.	39,400	953

†	Everest Re Group Ltd.	8,900	952
†	Protective Life Corp.	36,200	949
†	CNO Financial Group Inc.	98,300	949
* †	Credit Acceptance Corp.	11,084	948
*	American Capital Ltd.	83,200	944
†	PrivateBancorp Inc. Class A	57,900	926
†	White Mountains Insurance Group Ltd.	1,800	924
†	BOK Financial Corp.	15,543	919
	Allstate Corp.	22,500	891
	Montpelier Re Holdings Ltd.	37,700	834
	Umpqua Holdings Corp.	63,800	822
	PartnerRe Ltd.	11,000	817
*	Nationstar Mortgage Holdings Inc.	23,100	766
†	Ameriprise Financial Inc.	11,500	652
	CapitalSource Inc.	80,600	611
	Primerica Inc.	7,100	203
	Cathay General Bancorp	5,800	100
			27,768
	Health Care (8.0%)
*	Pharmacyclics Inc.	15,850	1,022
* †	Charles River Laboratories International Inc.	25,700	1,018
†	UnitedHealth Group Inc.	17,915	993
*	Select Medical Holdings Corp.	87,500	983
* †	PAREXEL International Corp.	31,900	981
*	Mylan Inc.	40,200	981
†	Analogic Corp.	12,500	977
†	Omnicare Inc.	28,600	972
†	Abbott Laboratories	14,100	967
†	Pfizer Inc.	34,500	857
†	Eli Lilly & Co.	18,000	853
	Chemed Corp.	9,600	665
*	Isis Pharmaceuticals Inc.	46,500	654
* †	Team Health Holdings Inc.	22,300	605
	West Pharmaceutical Services Inc.	11,000	584
	Warner Chilcott plc Class A	34,000	459
* †	Magellan Health Services Inc.	7,900	408
*	Mettler-Toledo International Inc.	1,700	290
*	HealthSouth Corp.	3,500	84
*	Community Health Systems Inc.	2,700	79
*	Auxilium Pharmaceuticals Inc.	2,800	68
*	Questcor Pharmaceuticals Inc.	1,600	30
			14,530
	Industrials (14.2%)
†	Amerco Inc.	9,500	1,010
†	Lockheed Martin Corp.	10,800	1,009
†	Triumph Group Inc.	16,000	1,000
* †	Huntington Ingalls Industries Inc.	23,633	994
†	Cintas Corp.	23,900	991
* †	Delta Air Lines Inc.	107,700	987
†	Mine Safety Appliances Co.	26,450	986

†	Northrop Grumman Corp.	14,730	979
* †	Alaska Air Group Inc.	27,600	968
* †	US Airways Group Inc.	92,300	965
†	Union Pacific Corp.	8,100	961
†	Barnes Group Inc.	37,965	950
†	GATX Corp.	22,300	946
†	Trinity Industries Inc.	31,400	941
†	Textron Inc.	35,800	937
* †	USG Corp.	42,600	935
†	Mueller Industries Inc.	19,400	882
* †	Spirit Airlines Inc.	49,600	847
*	EnerSys Inc.	23,800	840
*	Moog Inc. Class A	20,600	780
*	Copart Inc.	28,026	777
†	Chicago Bridge & Iron Co. NV	19,300	735
	Dun & Bradstreet Corp.	8,800	701
	Lincoln Electric Holdings Inc.	16,700	652
†	Parker Hannifin Corp.	6,600	552
* †	Old Dominion Freight Line Inc.	17,550	529
	RR Donnelley & Sons Co.	48,400	513
	JB Hunt Transport Services Inc.	9,600	500
†	Belden Inc.	13,400	494
	Manitowoc Co. Inc.	30,800	411
	Lennox International Inc.	4,200	203
	Exelis Inc.	18,500	191
	Equifax Inc.	3,400	158
	Robert Half International Inc.	4,600	123
	Ingersoll-Rand plc	2,100	94
	Raytheon Co.	1,600	91
	Brink's Co.	3,100	80
*	JetBlue Airways Corp.	15,000	72
			25,784
	Information Technology (16.9%)
* †	CommVault Systems Inc.	17,500	1,027
†	MAXIMUS Inc.	16,800	1,003
†	Motorola Solutions Inc.	19,800	1,001
* †	Alliance Data Systems Corp.	6,900	979
†	Western Digital Corp.	25,200	976
†	Heartland Payment Systems Inc.	30,700	973
†	Total System Services Inc.	40,900	969
*	NVIDIA Corp.	72,400	966
*	CoreLogic Inc.	36,400	966
†	Fair Isaac Corp.	21,800	965
†	KLA-Tencor Corp.	20,100	959
	Genpact Ltd.	57,400	957
* †	Cadence Design Systems Inc.	73,900	951
†	IAC/InterActiveCorp	18,200	947
*	Vantiv Inc. Class A	43,900	946
*	Brocade Communications Systems Inc.	158,200	936
* †	Gartner Inc.	20,200	931

* †	Plexus Corp.	30,600	927
*	Parametric Technology Corp.	42,400	924
* †	Tech Data Corp.	20,400	924
*	Ciena Corp.	67,300	915
* †	SYNNEX Corp.	28,006	912
†	Diebold Inc.	27,000	910
* †	LSI Corp.	129,900	898
	Lender Processing Services Inc.	31,400	876
†	Anixter International Inc.	15,000	862
* †	CACI International Inc. Class A	16,000	829
*	Itron Inc.	17,700	764
†	Booz Allen Hamilton Holding Corp.	52,600	729
*	Liquidity Services Inc.	14,500	728
*	Unisys Corp.	30,700	639
*	Freescale Semiconductor Ltd.	57,300	545
	Molex Inc.	18,500	486
* †	Entegris Inc.	49,500	402
*	Advanced Micro Devices Inc.	73,300	247
*	Avnet Inc.	7,900	230
	MKS Instruments Inc.	8,515	217
	Harris Corp.	2,500	128
	FEI Co.	2,100	112
*	Citrix Systems Inc.	900	69
*	VMware Inc. Class A	400	39
			30,764
	Materials (7.2%)
†	CF Industries Holdings Inc.	4,500	1,000
†	Cytec Industries Inc.	15,000	983
* †	Coeur d'Alene Mines Corp.	34,000	980
†	Eastman Chemical Co.	17,175	979
†	Georgia Gulf Corp.	26,700	967
†	Westlake Chemical Corp.	13,180	963
†	PPG Industries Inc.	8,300	953
	Huntsman Corp.	62,100	927
†	NewMarket Corp.	3,600	887
†	Buckeye Technologies Inc.	26,400	846
†	Rockwood Holdings Inc.	18,133	845
†	LyondellBasell Industries NV Class A	15,900	821
*	Chemtura Corp.	46,700	804
	Valspar Corp.	9,200	516
	Sherwin-Williams Co.	2,300	342
†	Albemarle Corp.	5,400	284
	Minerals Technologies Inc.	1,000	71
			13,168
	Telecommunication Services (1.4%)
* †	MetroPCS Communications Inc.	88,100	1,032
†	AT&T Inc.	26,000	980
†	Verizon Communications Inc.	10,800	492
			2,504

	Utilities (4.3%)
†	PNM Resources Inc.	47,835	1,006
	Pinnacle West Capital Corp.	18,800	993
	American Water Works Co. Inc.	26,700	990
†	Ameren Corp.	30,000	980
	NV Energy Inc.	52,600	947
†	DTE Energy Co.	15,200	911
†	Public Service Enterprise Group Inc.	26,200	843
†	NorthWestern Corp.	15,300	554
†	Cleco Corp.	10,750	451
	TECO Energy Inc.	3,300	59
	American Electric Power Co. Inc.	900	40
			7,774
	Total Common Stocks - Long Positions
	(Cost $148,824)		170,690

	Common Stocks Sold Short (-93.7%)
	Consumer Discretionary (-13.6%)
*	Vail Resorts Inc.	(18,200)	(1,049)
	Morningstar Inc.	(15,900)	(996)
*	Liberty Media Corp. - Liberty Capital Class A	(9,500)	(990)
	DISH Network Corp. Class A	(31,800)	(973)
*	Amazon.com Inc.	(3,800)	(966)
*	LKQ Corp.	(52,100)	(964)
*	Jos A Bank Clothiers Inc.	(19,800)	(960)
*	Visteon Corp.	(21,500)	(956)
	Monro Muffler Brake Inc.	(27,000)	(950)
	Tiffany & Co.	(15,323)	(948)
	Cablevision Systems Corp. Class A	(59,800)	(948)
	Dunkin' Brands Group Inc.	(32,400)	(946)
	Gentex Corp.	(55,300)	(941)
*	Fossil Inc.	(11,100)	(940)
*	CarMax Inc.	(32,871)	(930)
*	NVR Inc.	(1,100)	(929)
*	Shutterfly Inc.	(29,800)	(927)
*	BJ's Restaurants Inc.	(20,200)	(916)
	Johnson Controls Inc.	(30,400)	(833)
*	TripAdvisor Inc.	(24,000)	(790)
*	Under Armour Inc. Class A	(14,100)	(787)
*	Chipotle Mexican Grill Inc. Class A	(2,400)	(762)
*	WMS Industries Inc.	(44,600)	(730)
	Guess? Inc.	(26,500)	(674)
	Abercrombie & Fitch Co.	(18,800)	(638)
*	MGM Resorts International	(55,400)	(595)
*	Hyatt Hotels Corp. Class A	(14,000)	(562)
	DeVry Inc.	(15,000)	(341)
	Sotheby's	(9,700)	(305)
	Staples Inc.	(22,900)	(264)
*	Scientific Games Corp. Class A	(23,500)	(194)
			(24,704)

Consumer Staples (-5.4%)
Sysco Corp.	(31,950)	(999)
* Ralcorp Holdings Inc.	(13,600)	(993)
Clorox Co.	(13,700)	(987)
Coca-Cola Co.	(25,500)	(967)
McCormick & Co. Inc.	(15,500)	(962)
Flowers Foods Inc.	(46,600)	(940)
Kellogg Co.	(17,500)	(904)
Avon Products Inc.	(50,900)	(812)
Procter & Gamble Co.	(7,700)	(534)
PriceSmart Inc.	(6,200)	(469)
Walgreen Co.	(12,700)	(463)
General Mills Inc.	(11,500)	(458)
Molson Coors Brewing Co. Class B	(5,500)	(248)
		(9,736)
Energy (-6.9%)
* Dresser-Rand Group Inc.	(18,450)	(1,017)
EQT Corp.	(17,200)	(1,015)
* Southwestern Energy Co.	(29,000)	(1,009)
SM Energy Co.	(18,500)	(1,001)
Range Resources Corp.	(14,250)	(996)
* Kosmos Energy Ltd.	(87,200)	(993)
* Bill Barrett Corp.	(38,700)	(959)
* Cameron International Corp.	(16,900)	(948)
Peabody Energy Corp.	(40,400)	(901)
* Alpha Natural Resources Inc.	(132,935)	(873)
* FMC Technologies Inc.	(17,100)	(792)
* Concho Resources Inc.	(7,600)	(720)
Cimarex Energy Co.	(9,400)	(550)
Kinder Morgan Inc.	(14,200)	(504)
Tidewater Inc.	(7,400)	(359)
		(12,637)
Financials (-15.9%)
TCF Financial Corp.	(83,550)	(998)
Hartford Financial Services Group Inc.	(51,200)	(995)
* CIT Group Inc.	(25,200)	(993)
* TFS Financial Corp.	(108,600)	(985)
First Niagara Financial Group Inc.	(121,200)	(981)
Aon plc	(18,700)	(978)
Erie Indemnity Co. Class A	(15,200)	(977)
XL Group plc Class A	(40,600)	(976)
* Ocwen Financial Corp.	(35,400)	(970)
* Berkshire Hathaway Inc. Class B	(11,000)	(970)
Mercury General Corp.	(25,100)	(970)
* Alleghany Corp.	(2,800)	(966)
Westamerica Bancorporation	(20,500)	(965)
Endurance Specialty Holdings Ltd.	(25,000)	(963)
Lazard Ltd. Class A	(32,800)	(959)
* Enstar Group Ltd.	(9,600)	(957)
Hancock Holding Co.	(30,700)	(950)

Leucadia National Corp.	(41,500)	(944)
* E*TRADE Financial Corp.	(106,870)	(942)
Iberiabank Corp.	(20,500)	(939)
Charles Schwab Corp.	(73,300)	(938)
Wintrust Financial Corp.	(24,000)	(902)
Bank of the Ozarks Inc.	(26,000)	(896)
* Genworth Financial Inc. Class A	(169,000)	(884)
Hanover Insurance Group Inc.	(23,600)	(879)
* Stifel Financial Corp.	(25,500)	(857)
NYSE Euronext	(34,000)	(838)
Legg Mason Inc.	(33,800)	(834)
Brown & Brown Inc.	(31,300)	(816)
CME Group Inc.	(9,500)	(544)
Old Republic International Corp.	(39,500)	(367)
Progressive Corp.	(17,600)	(365)
* Markel Corp.	(500)	(229)
EverBank Financial Corp.	(6,000)	(83)
		(28,810)
Health Care (-8.3%)
DENTSPLY International Inc.	(26,800)	(1,022)
* Ariad Pharmaceuticals Inc.	(41,900)	(1,015)
* HMS Holdings Corp.	(30,100)	(1,006)
* Forest Laboratories Inc.	(27,900)	(994)
* BioMarin Pharmaceutical Inc.	(24,600)	(991)
* Catamaran Corp.	(10,100)	(989)
Stryker Corp.	(17,700)	(985)
Techne Corp.	(13,600)	(978)
* MEDNAX Inc.	(13,100)	(975)
* QIAGEN NV	(52,500)	(972)
Thermo Fisher Scientific Inc.	(16,500)	(971)
* Waters Corp.	(11,600)	(967)
CR Bard Inc.	(9,000)	(942)
* Alexion Pharmaceuticals Inc.	(6,750)	(772)
Becton Dickinson and Co.	(6,800)	(534)
* Allscripts Healthcare Solutions Inc.	(35,000)	(435)
* Cepheid Inc.	(11,600)	(400)
* Express Scripts Holding Co.	(2,500)	(157)
* Volcano Corp.	(2,500)	(71)
		(15,176)
Industrials (-14.2%)
* Seaboard Corp.	(445)	(1,006)
C.H. Robinson Worldwide Inc.	(17,100)	(1,001)
Precision Castparts Corp.	(6,100)	(996)
* II-VI Inc.	(51,800)	(985)
* Stericycle Inc.	(10,800)	(978)
Graco Inc.	(19,200)	(965)
Simpson Manufacturing Co. Inc.	(33,500)	(959)
Expeditors International of Washington Inc.	(26,300)	(956)
* Kirby Corp.	(17,200)	(951)
Rockwell Automation Inc.	(13,600)	(946)

Xylem Inc.	(37,600)	(946)
Nordson Corp.	(16,100)	(944)
SPX Corp.	(14,300)	(935)
Fluor Corp.	(16,600)	(934)
Waste Connections Inc.	(30,800)	(932)
* Atlas Air Worldwide Holdings Inc.	(17,700)	(914)
Joy Global Inc.	(16,200)	(908)
* IHS Inc. Class A	(9,200)	(896)
UTi Worldwide Inc.	(64,700)	(872)
* Hub Group Inc. Class A	(29,100)	(864)
Waste Management Inc.	(26,500)	(850)
MSC Industrial Direct Co. Inc. Class A	(12,300)	(830)
* Clean Harbors Inc.	(16,600)	(811)
Watsco Inc.	(10,100)	(765)
* Owens Corning	(22,700)	(760)
* Genesee & Wyoming Inc. Class A	(10,900)	(729)
Knight Transportation Inc.	(45,100)	(645)
Heartland Express Inc.	(45,800)	(612)
Pall Corp.	(8,000)	(508)
* GrafTech International Ltd.	(34,900)	(314)
Woodward Inc.	(1,700)	(58)
* Navistar International Corp.	(2,400)	(51)
		(25,821)
Information Technology (-16.9%)
* Google Inc. Class A	(1,400)	(1,056)
* Riverbed Technology Inc.	(44,300)	(1,031)
* FleetCor Technologies Inc.	(22,450)	(1,006)
Corning Inc.	(75,200)	(989)
Solera Holdings Inc.	(22,500)	(987)
* CoStar Group Inc.	(12,100)	(987)
* Hittite Microwave Corp.	(17,600)	(976)
* Concur Technologies Inc.	(13,200)	(973)
* Compuware Corp.	(97,600)	(967)
* ViaSat Inc.	(25,800)	(964)
* Salesforce.com Inc.	(6,300)	(962)
QUALCOMM Inc.	(15,300)	(956)
* BMC Software Inc.	(23,000)	(954)
Paychex Inc.	(28,600)	(952)
* Informatica Corp.	(27,000)	(940)
FLIR Systems Inc.	(46,700)	(933)
* SanDisk Corp.	(21,400)	(929)
AVX Corp.	(96,500)	(925)
* QLIK Technologies Inc.	(41,000)	(919)
* Take-Two Interactive Software Inc.	(86,100)	(898)
* VeriFone Systems Inc.	(31,000)	(863)
* Lam Research Corp.	(27,000)	(858)
* Acme Packet Inc.	(49,000)	(838)
Texas Instruments Inc.	(30,200)	(832)
* ANSYS Inc.	(10,000)	(734)
* International Rectifier Corp.	(43,000)	(718)

* Juniper Networks Inc.	(40,869)	(699)
* Diodes Inc.	(40,200)	(684)
* Finisar Corp.	(46,800)	(669)
* Semtech Corp.	(25,300)	(636)
* Rackspace Hosting Inc.	(9,200)	(608)
* Rovi Corp.	(37,150)	(539)
* Nuance Communications Inc.	(19,300)	(480)
Altera Corp.	(12,700)	(432)
Cognex Corp.	(12,200)	(422)
* Yahoo! Inc.	(19,400)	(310)
* Polycom Inc.	(23,300)	(230)
* Red Hat Inc.	(3,800)	(216)
* Advent Software Inc.	(8,000)	(197)
* Bankrate Inc.	(12,500)	(195)
Dell Inc.	(18,300)	(180)
		(30,644)
Materials (-6.7%)
Royal Gold Inc.	(10,500)	(1,049)
* Allied Nevada Gold Corp.	(25,900)	(1,012)
Ecolab Inc.	(15,500)	(1,005)
Globe Specialty Metals Inc.	(63,500)	(966)
Hecla Mining Co.	(146,000)	(956)
* Stillwater Mining Co.	(80,600)	(950)
Titanium Metals Corp.	(73,500)	(943)
Allegheny Technologies Inc.	(29,508)	(941)
Sonoco Products Co.	(30,000)	(930)
Sealed Air Corp.	(59,500)	(920)
Compass Minerals International Inc.	(12,100)	(903)
Walter Energy Inc.	(21,000)	(682)
International Flavors & Fragrances Inc.	(8,350)	(497)
Cliffs Natural Resources Inc.	(5,800)	(227)
* Tahoe Resources Inc.	(7,900)	(161)
Nucor Corp.	(2,100)	(80)
		(12,222)
Telecommunication Services (-1.0%)
* NII Holdings Inc.	(120,000)	(942)
* SBA Communications Corp. Class A	(9,650)	(607)
* Level 3 Communications Inc.	(11,500)	(264)
		(1,813)
Utilities (-4.8%)
ITC Holdings Corp.	(13,400)	(1,013)
National Fuel Gas Co.	(18,500)	(1,000)
Exelon Corp.	(27,800)	(989)
Dominion Resources Inc.	(18,500)	(979)
AGL Resources Inc.	(23,900)	(978)
South Jersey Industries Inc.	(18,400)	(974)
Northeast Utilities	(24,400)	(933)
NRG Energy Inc.	(39,200)	(838)
UGI Corp.	(21,100)	(670)
Westar Energy Inc.	(8,200)	(243)

		Pepco Holdings Inc.	(4,400)	(83)
				(8,700)

		Total Common Stocks Sold Short
		(Proceeds $170,085)		(170,263)

		Temporary Cash Investment (1.7%)

1		Vanguard Market Liquidity Fund, 0.163%
		(Cost $3,060)	3,059,513	3,060

	†	Other Assets and Liabilities -Net (98.1%)		178,225
		Net Assets (100%)		181,712

* Non-income-producing security.

† Long security positions with a value of $107,138,000 and cash of $175,296,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund's access to these assets is subject to authorization from the broker-dealer.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2012, 100% of the fund's investments were valued based on Level 1 inputs.

C. At September 30, 2012, the cost of long security positions for tax purposes was $151,885,000. Net unrealized appreciation of long security positions for tax purposes was $21,866,000, consisting of unrealized gains of $25,679,000 on securities that had risen in value since their purchase and $3,813,000 in unrealized losses on securities that had fallen in value since their purchase. Tax-basis net unrealized depreciation on securities sold short was $247,000 consisting of unrealized gains of $12,334,000 on securities that had fallen in value since their sale and $12,581,000 in unrealized losses on securities that had risen in value since their sale.

D. Short Sales: Short Sales are the sales of securities that the fund does not own. The fund may sell a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONTGOMERY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 16, 2012

VANGUARD MONTGOMERY FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 16, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.